Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
ACCRUED LIABILITES
11.	ACCRUED LIABILITES

Accrued liabilities at March 31, 2016 and December 31, 2015 include the following:

	March 31, 2016	December 31, 2015
Reserve for standby letter of credit	$-	$750,000
Accrued salaries and wages	170,483	128,215
Aircraft maintenance reserves	96,336	110,000
Accrued paid time off	103,051	57,352
Other	263,733	268,403
Total	$633,603	$1,313,970

6.	ACCRUED LIABILITES

Accrued liabilities at December 31, 2015 include the following:

	December 31, 2015	December 31, 2014
Reserve for standby letter of credit	$750,000	$-
Legal	131,203	-
Accrued salaries and wages	128,215	34,934
Aircraft maintenance	110,000	-
Accrued paid time off	57,352	-
Board of Director’s fees	34,833	-
Other	102,367	1,074
Total	$1,313,970	$36,008